Investment in Affiliates (Tables)	6 Months Ended
Sep. 30, 2022
Investments in and Advances to Affiliates [Abstract]
Summary of Investment in Affiliates
Investment in affiliates at March 31, 2022 and September 30, 2022 consists of the following:

	Millions of yen
	March 31, 2022	September 30, 2022
Shares	¥943,090	¥1,067,957
Loans and others	34,943	38,613

	¥978,033	¥1,106,570